Document and Entity Information	Jan. 27, 2022
Cover [Abstract]
Entity Registrant Name	SANFILIPPO JOHN B & SON INC
Amendment Flag	false
Entity Central Index Key	0000880117
Document Type	8-K
Document Period End Date	Jan. 27, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-19681
Entity Tax Identification Number	36-2419677
Entity Address, Address Line One	1703 North Randall Road
Entity Address, City or Town	Elgin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60123-7820
City Area Code	(847)
Local Phone Number	289-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	JBSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false